Significant accounting estimates, assumptions and judgments	12 Months Ended
Dec. 31, 2024
Significant Accounting Estimates, Assumption, and Adjustments [Abstract]
Significant accounting estimates, assumptions and judgments	Significant accounting estimates, assumptions and judgments
The preparation of the Group’s consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent assets and liabilities. The reported amounts that result from making estimates and assumptions, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
The significant accounting estimates, assumptions and judgments applied in preparing the Group’s consolidated annual financial statements for the year ended December 31, 2024 are consistent with those followed in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2023, except for those estimates, assumptions and judgments which were not considered significant as of December 31, 2024 and the new estimates, assumptions and judgments identified during the year
3.1. Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.
3.1.1 Revenue recognition
Significant judgment and estimates are necessary for the allocation of the proceeds received from an arrangement to the multiple performance obligations in a contract and the appropriate timing of revenue recognition. The Group enters into development contracts with customers that include promises to transfer multiple products and services, such as charging equipment and installation services. For arrangements with multiple products or services, the Group evaluates whether each of the individual products or services qualify as distinct performance obligations. In its assessment of whether products or services are a distinct performance obligation, the Group determines whether the customer can benefit from the product or service on its own or with other readily available resources and whether the service is separately identifiable from other products or services in the contract. This evaluation requires the Group to assess the nature of the charging equipment, as well as the grid connection and installation services and how each is provided in the context of the contract.
The Group enters into development contracts for the delivery and installation of charging equipment as a bundled package related to sales and services contracts. The Group has determined that there are two separate performance obligations in these contracts. These distinct promises are (1) to deliver the charging equipment and, (2) to install the charging equipment (including the connection to the grid). The main reasons for separating these performance obligations are that these promises can be fulfilled separately with other readily available resources, and that the Group does not provide significant integration, modification or customization services related to the charging equipment.
In addition, the Group enters into development contracts related to engineering, procurement and construction ("EPC") contracts. Management concluded that these contracts contain three separate performance obligations, (1) development activities, (2) delivery of charging equipment and, (3) installation of charging equipment (including the connection to the grid). The rationale for the identification of these distinct performance obligations is similar to the reasons described for sales and services contracts.
The Group also provides operation and maintenance services to its customers which include operation of the EV charging infrastructure, maintenance of the charging points, access to the Group’s EV Cloud solution, EV Cloud software updates and interface management. The Group has determined that operation and maintenance services represent two distinct performance obligations.
3.1.2 Accounting for the second Special Fees Agreement
On February 25, 2022 (‘the Second Special Fees Agreement grant date’), the Company’s then immediate parent entity — Madeleine — entered into the Second Special Fees Agreement, with an external consulting firm. The purpose of this Second Special Fees Agreement was to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to the Group’s capital raising efforts in the near future. The agreement expires on the earlier of June 30, 2025, and the date on which Madeleine no longer holds any equity security in the Company. As consideration for the Second Special Fees Agreement, the external consulting firm was entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the completion of the SPAC Transaction (the “Equity Injection(s)”).
Management assessed whether the Group has received services under the Second Special Fees Agreement that required the Second Special Fees Agreement to be accounted for in the Group’s consolidated financial statements. The Second Special Fees Agreement was initially entered into by Madeleine and subsequently novated to Allego. The consulting services provided related to the Equity Injections, but also to strategic and operational advice. Therefore, the Second Special Fees Agreement was in scope of IFRS 2 Share-based Payment from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
On March 10, 2022, the Second Special Fees Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable for equity injections subsequent to the first Equity Injection. Management assessed and concluded these changes had no impact to the fair value of the grant.
On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego (the “Novation”), all the other terms of the Second Special Fees Agreement remained the same. As a result of the Novation, the Group had the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
During the year ended December 31, 2024, the fair value of the share-based payment arrangement decreased to € nil. As a result of securing the necessary financing through the convertible debt from Meridiam Europe IV A S.A.S, as part of the TFA. As such, no payment was required during 2024 in relation to the Second Special Fees Agreement. The Group does not expect any Equity Injections through the remaining term of the arrangement. Therefore, the estimated fair value of the Second Special Fees Agreement as of December 31, 2024 was at € nil.
Refer to Note 11.2 for further details on the accounting for the Second Special Fees Agreement.
3.1.3 Accounting for Power Purchase Agreements (PPAs)
The Group signed multiple Power Purchase Agreements (PPAs) during the years 2022 - 2024 for the purchase of electricity from renewable sources in the Netherlands and Germany.
Significant judgment was required to assess the accounting for these PPAs, depending on the specific characteristics of the underlying agreements. The following was considered in this assessment:
• whether the agreements contain a lease (IFRS 16); or if not
• whether the agreements meet the “own use” criteria (IFRS 9).
The Group concluded that the PPAs do not contain a lease, as while the Group has the right to obtain substantially all of the economic benefits from the use of the renewable energy assets in the PPAs, the design of the underlying renewable assets was predetermined, the operational control over the renewable assets is maintained by the suppliers, and the Group has no option to choose the timing and volumes of power production. Therefore, the Group is unable to direct the use of respective assets.
The Group further concluded that some PPAs entered into in the year ended December 31, 2023 meet the “own use” criteria in IFRS 9, as these are physical PPAs for the purchase of renewable electricity in accordance with the expected usage requirements of the Group in these countries. As such, these agreements are accounted for as executory contracts.
The renewable electricity supplied by the remaining PPAs will be sold occasionally on the spot electricity market, when the supply at particular moments in time is excessive, as such the renewable electricity supplied under these agreements does not meet the “own use” exemption in IFRS 9. As such the Group concluded that these PPAs contain an embedded derivative, being the renewable electricity supply, which is accounted for at fair value, and the host contract is treated as an executory contract.
3.1.4 Accounting for the Convertible Bond
In December 2024, Allego N.V. and Meridiam Europe IV A S.A.S., as part of the TFA, entered into a convertible bond agreement for the first tranche of the Meridiam Contribution, with an aggregate principal amount of €150,000 thousand. The 15% convertible bonds, were issued on December 27, 2024. Refer to Note 25 for further details for the convertible bond agreement. If not redeemed early or converted into ordinary shares with their terms, the bonds, together with accrued interest, are convertible into ordinary shares of Allego N.V., at the discretion of Allego N.V., or redeemable on the date that is seven years after the issuance date, in December 2031. The conversion should be made at a conversion price determined on the basis of a valuation of the Company applied in the most recent conversion event, provided a conversion event occurred within 6 months prior to the maturity date, or in the absence of a conversion event within 6 months prior to the maturity date, a valuation performed by an independent third party. In both cases the amount is equal to the aggregate principal amount of such bonds plus the accrued interest.
The aggregate net proceeds of all subscriptions for bonds under this agreement shall be primarily used for capital expenditures (CAPEX) to ensure that the funds are directed towards investments and improvements in the Company’s infrastructure and operational capabilities, supporting the Company’s growth plan.
Significant judgment was required to assess the accounting for the convertible bond debt, depending on the specific characteristics of the underlying agreement. The Group concluded that the convertible bond is classified as a financial liability because the 'fixed for fixed' criteria is not met, as the conversion into Ordinary Shares is done using a conversion price determined on the basis of a valuation of Allego N.V. at that point in time. The instrument is classified in its entirety as a non-derivative financial instrument. While the optional conversion feature in the event of a change in control contains an embedded derivative, its fair value was assessed to be immaterial fair value as at December 31, 2024. However, in accordance with IFRS 9, the fair value of the embedded option must be reassessed at each annual reporting date to determine whether it meets the definition of a derivative.
The convertible bond is recognized initially at fair value, net of directly attributable transaction costs. After initial recognition the instrument is subsequently measured at amortized cost using the effective interest rate method ("EIR"). Amortized cost is calculated by taking into account any fees or costs that are an integral part of the EIR. Gains and losses are recognized in the consolidated statement of profit or loss when the liability is derecognized as well as through the EIR amortization process. The EIR amortization is included within finance income/(costs) in the consolidated statement of profit or loss. Incremental fees paid on the establishment of the convertible bond agreement are recognized as transaction costs and they are amortized over the term of the convertible note.
3.2. Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within future periods, are described below.
The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared and are based on historical experience and other factors that are considered to be relevant. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
3.2.1 Valuation of investment in equity securities
The fair value of investment in equity securities that are not traded in an active market is determined using valuation techniques. As of December 31, 2024, the fair value of the investment in Voltalis was determined based on an observable market transaction that happened in July 2024 for funding purposes, factoring in potential changes to the valuation through the reporting date and adjusting for differences in the observable transaction and equity owned by Allego (i.e., applying a minority discount). The details of the key assumptions used and the impact of changes to these assumptions over the valuation are disclosed in Note 32.
3.2.2 Valuation of share-based payments under the second Special Fees Agreement
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also required determination of the most appropriate inputs to the valuation model and making assumptions about them.
For the measurement of the fair value of equity-settled transactions with an external consulting firm under the Second Special Fees Agreement at the grant date (and subsequent measurement dates until the novation of the Second Special Fees Agreement to determine the fair value of consulting services received, for the portion of share-payment expenses that relates to compensation for external consulting services) and at the novation date, the Group used a valuation model which took into account how the fees payable in cash will depend on the equity value following future Equity Injection events. The same valuation model was used for the measurement of the fair value of cash-settled transactions with an external consulting firm under the Second Special Fees Agreement for measurement dates subsequent to the novation of the Second Special Fees Agreement.
The assumptions and model used for estimating the fair value for share-based payment transactions under the First and Second Special Fees Agreements are disclosed in Note 11.
3.2.3 Valuation of derivative liabilities relating to Power Purchase Agreements (PPAs)
Estimating fair value for derivative liabilities relating to PPAs requires the most appropriate valuation methodology and involves determination of the most appropriate inputs, and assumptions about them.
For the measurement of the fair value of these derivative liabilities at inception of the agreements (and subsequent measurement dates until the expiration of the agreements), the Group uses a discounted cash-flow model using contractual, company specific and market inputs. The electricity forward prices are among the key inputs and cannot be forecasted using observable market data for the whole duration of the contract. Other key inputs include the renewable electricity production volumes and discount rate (including the credit spread of the PPA vendor).
The assumptions and model used for estimating the fair value for derivative liabilities relating to PPAs are disclosed in Note 32.